UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Persimmon Long/Short Fund

Class I (LSEIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$44,869,017
Number of Portfolio Holdings	370
Advisory Fee	$278,841
Portfolio Turnover	158%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.9%
Money Market Funds	0.4%
Purchased Options	2.5%
Special Case Securities	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.2%
Financials
11.2%
Industrials
10.4%
Health Care
9.2%
Communications
9.0%
Consumer Discretionary
8.8%
Consumer Staples
5.2%
Energy
4.1%
Utilities
2.5%
Index Option
2.4%
Materials
2.0%
Real Estate
1.5%
Money Market
0.4%
Information Technology
0.2%
Other Assets in Excess of Liabilities
1.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Information Technology	0.2%
Money Market	0.4%
Real Estate	1.5%
Materials	2.0%
Index Option	2.4%
Utilities	2.5%
Energy	4.1%
Consumer Staples	5.2%
Consumer Discretionary	8.8%
Communications	9.0%
Health Care	9.2%
Industrials	10.4%
Financials	11.2%
Technology	31.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.5%
NVIDIA Corporation	6.1%
Microsoft Corporation	4.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
S&P 500 INDEX	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.6%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Index Option	-1.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated April 29, 2026, or upon request at 1-855-233-8300.

Effective January 1, 2026, Gregory Horn and John McNamara now serve as the Fund's portfolio managers. That same day, Persimmon Capital Management LP began serving as investment advisor pursuant to an interim advisory agreement, and Hedgeye Asset Managment LLC and Tidal Investments LLC began serving as investment sub-advisors to the Fund pursuant to interim sub-advisory agreements.

At a special meeting of shareholders of the Fund held on March 27, 2026, the Fund's shareholders (i) approved the investment advisory agreement between Northern Lights Fund Trust III and Persimmon Capital Management LP, (ii) approved the investment sub-advisory agreement between Persimmon Capital Management LP and Hedgeye Asset Management LLC, and (iii) approved the investment sub-advisory agreement among Persimmon Capital Management LP, Hedgeye Asset Management LLC and Tidal Investments LLC.

Persimmon Long/Short Fund - Class I (LSEIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.persimmonfunds.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-LSEIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Class I Shares – LSEIX

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4%
	ADVERTISING & MARKETING - 0.1%
361	Omnicom Group, Inc.	$27,187

	AEROSPACE & DEFENSE - 2.9%
558	Boeing Company (The)(a)	111,059
240	General Dynamics Corporation	82,373
1,155	General Electric Company	327,754
364	Howmet Aerospace, Inc.	83,887
48	Huntington Ingalls Industries, Inc.	18,235
234	L3Harris Technologies, Inc.	80,765
230	Lockheed Martin Corporation, Class B	139,010
100	Northrop Grumman Corporation	68,224
1,536	RTX Corporation	296,294
253	Textron, Inc.	22,153
46	TransDigm Group, Inc.	53,312
		1,283,066
	APPAREL & TEXTILE PRODUCTS - 0.2%
884	NIKE, Inc., Class B	46,693
52	Ralph Lauren Corporation	17,887
310	Tapestry, Inc.	43,744
		108,324
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	48,440
120	Blackrock, Inc.	115,404
1,157	Charles Schwab Corporation (The)	108,735
264	Franklin Resources, Inc.	6,236
392	Invesco Ltd.	9,522
186	Raymond James Financial, Inc.	26,931
217	T Rowe Price Group, Inc.	19,560
		334,828
	AUTOMOTIVE - 1.0%
235	Aptiv plc(a)	16,318
3,772	Ford Motor Company	43,529
1,149	General Motors Company	85,601

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	AUTOMOTIVE - 1.0% (Continued)
779	Tesla, Inc.(a)	$289,593
		435,041
	BANKING - 4.1%
7,503	Bank of America Corporation	365,771
2,039	Citigroup, Inc.	231,243
442	Citizens Financial Group, Inc.	26,507
730	Fifth Third Bancorp	33,916
1,082	Huntington Bancshares Inc	16,933
2,363	JPMorgan Chase & Company	695,099
1,054	KeyCorporation	21,133
442	PNC Financial Services Group, Inc. (The)	91,976
975	Regions Financial Corporation	25,467
3,798	Wells Fargo & Company	302,359
		1,810,404
	BEVERAGES - 1.1%
3,004	Coca-Cola Company (The)	228,454
105	Constellation Brands, Inc., Class A	15,750
179	Molson Coors Beverage Company, Class B	7,708
790	Monster Beverage Corporation(a)	57,243
1,045	PepsiCo, Inc.	162,278
		471,433
	BIOTECH & PHARMA - 4.7%
1,693	AbbVie, Inc.	368,211
424	Amgen, Inc.	149,184
762	Eli Lilly & Company	700,866
1,882	Johnson & Johnson	460,036
1,901	Merck & Company, Inc.	228,671
80	Regeneron Pharmaceuticals, Inc.	61,811
258	Vertex Pharmaceuticals, Inc.(a)	115,207
359	Zoetis, Inc.	42,437
		2,126,423
	CABLE & SATELLITE - 0.2%
2,896	Comcast Corporation, Class A	83,144

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	CHEMICALS - 1.4%
224	Air Products and Chemicals, Inc.	$65,070
103	Albemarle Corporation	18,492
92	Avery Dennison Corporation	15,887
239	CF Industries Holdings, Inc.	31,032
514	Corteva, Inc.	43,027
723	Dow, Inc.	30,113
676	DuPont de Nemours, Inc.	30,961
506	Linde PLC	250,854
228	LyondellBasell Industries N.V., Class A	18,368
362	Mosaic Company (The)	9,231
241	PPG Industries, Inc.	25,758
165	Qnity Electronics, Inc.	19,038
252	Sherwin-Williams Company (The)	80,778
		638,609
	COMMERCIAL SUPPORT SERVICES - 0.4%
296	Cintas Corporation	50,065
211	Republic Services, Inc.	46,213
210	Rollins, Inc.	11,216
410	Waste Management, Inc.	94,215
		201,709
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	39,441
143	Vulcan Materials Company	38,939
		78,380
	CONTAINERS & PACKAGING - 0.1%
306	Amcor plc	12,164
392	International Paper Company	13,994
94	Packaging Corporation of America	19,948
314	Smurfit WestRock plc	12,513
		58,619
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	37,123
82	Equinix, Inc.	80,380
		117,503

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.9%
151	Dover Corporation	$31,476
611	Emerson Electric Company	80,053
471	Honeywell International, Inc.	106,460
296	Illinois Tool Works, Inc.	77,046
109	Parker-Hannifin Corporation	97,581
		392,616
	E-COMMERCE DISCRETIONARY - 3.9%
8,300	Amazon.com, Inc.(a)	1,728,641
341	eBay, Inc.	31,038
		1,759,679
	ELECTRIC UTILITIES - 2.3%
691	AES Corporation (The)	9,736
279	Alliant Energy Corporation	20,021
277	Ameren Corporation	30,448
540	American Electric Power Company, Inc.	70,783
521	CenterPoint Energy, Inc.	22,486
327	CMS Energy Corporation	25,369
298	Consolidated Edison, Inc.	33,728
341	Constellation Energy Corporation	95,224
204	DTE Energy Company	29,829
685	Duke Energy Corporation	89,694
399	Edison International	29,199
428	Entergy Corporation	48,090
1,024	Exelon Corporation	50,196
621	FirstEnergy Corporation	31,460
1,908	NextEra Energy, Inc.	177,215
238	NRG Energy, Inc.	34,781
815	PPL Corporation	31,133
561	Public Service Enterprise Group, Inc.	45,413
622	Sempra	60,440
1,131	Southern Company (The)	109,164
		1,044,409
	ELECTRICAL EQUIPMENT - 2.4%
140	A O Smith Corporation	9,232

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	ELECTRICAL EQUIPMENT - 2.4% (Continued)
96	Allegion plc	$13,948
218	AMETEK, Inc.	46,730
1,168	Amphenol Corporation, Class A	147,577
729	Carrier Global Corporation	41,050
364	Eaton Corporation PLC	130,192
316	Fortive Corporation	17,468
288	GE Vernova, Inc.	251,395
810	Johnson Controls International plc	106,070
193	Keysight Technologies, Inc.(a)	54,497
397	Otis Worldwide Corporation	30,601
103	Rockwell Automation, Inc.	36,965
321	TE Connectivity plc	67,095
249	Trane Technologies PLC	103,768
		1,056,588
	ENGINEERING & CONSTRUCTION - 0.2%
134	Jacobs Solutions, Inc.	17,056
155	Quanta Services, Inc.	85,098
		102,154
	ENTERTAINMENT CONTENT - 0.2%
172	Electronic Arts, Inc.	35,066
339	Fox Corporation, Class A	19,798
154	Fox Corporation, Class B	8,177
122	Take-Two Interactive Software, Inc.(a)	24,095
		87,136
	FOOD - 0.3%
524	Conagra Brands, Inc.	8,237
416	General Mills, Inc.	15,484
168	Hershey Company (The)	34,926
139	Lamb Weston Holdings, Inc.	5,874
990	Mondelez International, Inc., Class A	57,063
635	The Kraft Heinz Company	14,281
		135,865
	GAS & WATER UTILITIES - 0.2%
201	American Water Works Company, Inc.	27,354

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	GAS & WATER UTILITIES - 0.2% (Continued)
132	Atmos Energy Corporation	$24,383
372	NiSource, Inc.	17,358
		69,095
	HEALTH CARE FACILITIES & SERVICES - 2.1%
291	Cardinal Health, Inc.	61,491
157	Cencora, Inc.	49,320
332	Centene Corporation(a)	10,870
325	Cigna Group (The)	86,694
1,386	CVS Health Corporation	99,543
88	DaVita, Inc.(a)	13,525
252	Elevance Health, Inc.	73,773
119	HCA Healthcare, Inc.	56,316
142	Henry Schein, Inc.(a)	10,465
88	Humana, Inc.	15,258
174	IQVIA Holdings, Inc.(a)	29,674
95	Labcorp Holdings, Inc.	25,347
190	McKesson Corporation	164,418
130	Quest Diagnostics, Inc.	25,477
738	UnitedHealth Group, Inc.	199,695
76	Universal Health Services, Inc., Class B	13,602
		935,468
	HEALTH CARE REIT - 0.4%
373	Ventas, Inc.	30,504
410	Welltower, Inc.	81,061
		111,565
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	37,599
287	Masco Corporation	17,326
3	NVR, Inc.(a)	19,769
213	PulteGroup, Inc.	25,051
		99,745
	HOTEL REIT - 0.0%(b)
699	Host Hotels & Resorts, Inc.	13,393

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	HOUSEHOLD PRODUCTS - 0.8%
272	Church & Dwight Company, Inc.	$25,383
826	Colgate-Palmolive Company	70,400
1,800	Procter & Gamble Company (The)	259,992
		355,775
	INDUSTRIAL REIT - 0.4%
866	Prologis, Inc.	114,469

	INDUSTRIAL SUPPORT SERVICES - 0.3%
1,100	Fastenal Company	51,040
66	United Rentals, Inc.	48,085
41	WW Grainger, Inc.	44,723
		143,848
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
922	Bank of New York Mellon Corporation (The)	109,377
118	Cboe Global Markets, Inc.	33,166
387	CME Group, Inc.	114,300
326	Goldman Sachs Group, Inc. (The)	275,794
588	Intercontinental Exchange, Inc.	92,481
1,418	Morgan Stanley	233,360
351	Nasdaq, Inc.	29,796
231	Northern Trust Corporation	32,241
206	State Street Corporation	26,071
		946,586
	INSURANCE - 3.5%
361	Aflac, Inc.	39,605
199	Allstate Corporation (The)	41,261
410	American International Group, Inc.	30,853
220	Aon PLC, Class A	71,012
164	Arthur J. Gallagher & Company	35,519
67	Assurant, Inc.	14,593
1,492	Berkshire Hathaway, Inc., Class B(a)	714,967
279	Chubb Ltd.	90,934
119	Cincinnati Financial Corporation	18,725
38	Everest Group Ltd.	12,420

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	INSURANCE - 3.5% (Continued)
111	Globe Life, Inc.	$15,448
396	Hartford Insurance Group, Inc. (The)	53,551
259	Loews Corporation	27,646
532	Marsh & McLennan Companies, Inc.	92,275
421	MetLife, Inc.	29,773
227	Principal Financial Group, Inc.	20,455
652	Progressive Corporation (The)	129,252
265	Prudential Financial, Inc.	25,888
293	Travelers Companies, Inc. (The)	85,462
328	W R Berkley Corporation	21,740
73	Willis Towers Watson PLC	21,221
		1,592,600
	INTERNET MEDIA & SERVICES - 8.3%
5,680	Alphabet, Inc., Class A	1,633,340
3,960	Alphabet, Inc., Class C	1,135,965
41	Booking Holdings, Inc.	172,623
121	Expedia Group, Inc.	27,938
597	Meta Platforms, Inc., Class A	341,562
4,630	Netflix, Inc.(a)	445,175
		3,756,603
	LEISURE FACILITIES & SERVICES - 1.5%
369	Carnival Corporation	9,550
1,150	Chipotle Mexican Grill, Inc.(a)	36,812
113	Darden Restaurants, Inc.	22,153
38	Domino’s Pizza, Inc.	13,634
284	Hilton Worldwide Holdings, Inc.	86,358
127	Live Nation Entertainment, Inc.(a)	19,369
258	Marriott International Inc, Class A	84,384
548	McDonald’s Corporation	170,312
475	MGM Resorts International(a)	17,580
210	Norwegian Cruise Line Holdings Ltd.(a)	3,927
166	Royal Caribbean Cruises Ltd.	45,680
1,246	Starbucks Corporation	111,628
92	Wynn Resorts Ltd.	9,343

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5% (Continued)
212	Yum! Brands, Inc.	$32,962
		663,692
	MACHINERY - 1.6%
581	Caterpillar, Inc.	411,616
323	Deere & Company	181,946
73	IDEX Corporation	13,837
342	Ingersoll Rand, Inc.	27,401
154	Pentair PLC	13,415
51	Snap-on, Inc.	18,524
205	Veralto Corporation	18,126
186	Xylem Inc	22,227
		707,092
	MEDICAL EQUIPMENT & DEVICES - 2.4%
1,310	Abbott Laboratories	134,498
44	ABIOMED, Inc. - CVR(a)	—
299	Agilent Technologies, Inc.	34,080
1,472	Boston Scientific Corporation(a)	92,368
192	Cooper Companies, Inc. (The)(a)	13,728
615	Danaher Corporation	116,604
376	Dexcom, Inc.(a)	23,613
441	Edwards Lifesciences Corporation(a)	35,315
385	GE HealthCare Technologies, Inc.	27,404
249	Hologic, Inc.(a)	18,822
79	IDEXX Laboratories, Inc.(a)	44,389
342	Intuitive Surgical, Inc.(a)	157,658
23	Mettler-Toledo International, Inc.(a)	29,008
139	ResMed, Inc.	31,203
83	STERIS plc	18,354
335	Stryker Corporation	110,078
281	Thermo Fisher Scientific, Inc.	138,120
61	Waters Corporation(a)	18,166
74	West Pharmaceutical Services, Inc.	18,547
		1,061,955

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	$78,589

	OIL & GAS PRODUCERS - 3.8%
372	APA Corporation	15,788
1,366	Chevron Corporation	282,625
943	ConocoPhillips	124,476
411	Coterra Energy, Inc.	14,443
376	Devon Energy Corporation	18,920
160	Diamondback Energy, Inc.	31,646
573	EOG Resources, Inc.	82,839
3,598	Exxon Mobil Corporation	610,436
637	Marathon Petroleum Corporation	155,543
850	Occidental Petroleum Corporation	55,250
436	ONEOK, Inc.	39,410
424	Phillips 66	77,244
398	Valero Energy Corporation	98,338
1,200	Williams Companies, Inc. (The)	87,336
		1,694,294
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	39,621
865	Halliburton Company	33,726
1,377	SLB Ltd.	70,765
		144,112
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	7,628
101	News Corporation, Class B	2,880
		10,508
	REAL ESTATE INVESTMENT TRUSTS - 0.1%
316	Iron Mountain, Inc.	32,276

	REAL ESTATE SERVICES - 0.1%
224	CBRE Group, Inc., Class A(a)	30,343

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	RESIDENTIAL REIT - 0.0%(b)
137	AvalonBay Communities, Inc.	$22,379
334	Equity Residential	19,756
64	Essex Property Trust, Inc.	15,488
117	Mid-America Apartment Communities, Inc.	14,288
		71,911
	RETAIL - CONSUMER STAPLES - 2.2%
392	Costco Wholesale Corporation	390,601
247	Dollar Tree, Inc.(a)	27,049
469	Kroger Company (The)	33,937
339	Target Corporation	41,087
3,789	Walmart, Inc.	470,897
		963,571
	RETAIL - DISCRETIONARY - 1.9%
23	AutoZone, Inc.(a)	77,689
213	Best Buy Company, Inc.	13,675
149	Genuine Parts Company	15,757
761	Home Depot, Inc. (The)	250,284
424	Lowe’s Companies, Inc.	100,183
1,125	O’Reilly Automotive, Inc.(a)	103,849
356	Ross Stores, Inc.	77,120
1,188	TJX Companies, Inc. (The)	189,724
570	Tractor Supply Company	25,821
34	Ulta Beauty, Inc.(a)	17,772
		871,874
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	7,328
425	Kimco Realty Corporation	9,550
155	Regency Centers Corporation	11,727
323	Simon Property Group, Inc.	60,249
		88,854
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	16,129
151	Public Storage	40,903
		57,032

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	SEMICONDUCTORS - 13.1%
909	Advanced Micro Devices, Inc.(a)	$184,918
531	Analog Devices, Inc.	168,932
984	Applied Materials, Inc.	336,321
4,100	Broadcom, Inc.	1,268,991
153	KLA Corporation	225,279
1,350	Lam Research Corporation	288,441
432	Microchip Technology, Inc.	27,912
942	Micron Technology, Inc.	318,245
15,560	NVIDIA Corporation	2,713,664
817	QUALCOMM, Inc.	105,213
100	Sandisk Corporation(a)	63,534
899	Texas Instruments, Inc.	174,532
		5,875,982
	SOFTWARE - 6.9%
364	Adobe, Inc.(a)	88,481
150	Akamai Technologies, Inc.(a)	17,228
224	Autodesk, Inc.(a)	53,626
261	Cadence Design Systems, Inc.(a)	72,524
650	Fortinet, Inc.(a)	53,118
581	Gen Digital, Inc.	10,940
246	Intuit, Inc.	106,365
5,544	Microsoft Corporation	2,052,223
1,307	Oracle Corporation	192,272
628	Palantir Technologies, Inc., CLASS A(a)	91,864
95	Roper Technologies, Inc.	33,617
771	Salesforce, Inc.	143,923
845	ServiceNow, Inc.(a)	88,345
163	Synopsys, Inc.(a)	64,626
40	Tyler Technologies, Inc.(a)	13,695
		3,082,847
	SPECIALTY FINANCE - 0.8%
643	American Express Company	194,495
722	Capital One Financial Corporation	131,714

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	SPECIALTY FINANCE - 0.8% (Continued)
286	Synchrony Financial	$19,454
		345,663
	STEEL - 0.1%
304	Nucor Corporation	51,406

	TECHNOLOGY HARDWARE - 8.1%
11,516	Apple, Inc.	2,922,645
816	Arista Networks, Inc.(a)	100,188
3,045	Cisco Systems, Inc.	236,263
61	F5, Inc.(a)	17,649
149	Garmin Ltd.	34,569
1,288	Hewlett Packard Enterprise Company	30,667
728	HP, Inc.	13,985
161	Motorola Solutions, Inc.	69,869
217	NetApp, Inc.	22,219
217	Seagate Technology Holdings PLC	85,012
45	Teledyne Technologies Incorporated(a)	27,225
302	Western Digital Corporation	81,688
		3,641,979
	TECHNOLOGY SERVICES - 3.4%
464	Accenture PLC, Class A	92,007
435	Automatic Data Processing, Inc.	88,383
115	Broadridge Financial Solutions, Inc.	18,685
142	CDW Corp	17,185
114	Equifax, Inc.	20,528
399	Fiserv, Inc.(a)	22,264
88	Gartner, Inc.(a)	13,934
897	International Business Machines Corporation	217,424
80	Jack Henry & Associates, Inc.	12,643
124	Leidos Holdings, Inc.	19,284
612	Mastercard, Inc., Class A	305,792
166	Moody’s Corporation	72,418
83	MSCI, Inc.	44,738
311	Paychex, Inc.	28,649

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	TECHNOLOGY SERVICES - 3.4% (Continued)
293	S&P Global, Inc.	$124,625
170	Verisk Analytics, Inc.	32,258
1,253	Visa, Inc., Class A	378,706
		1,509,523
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	89,053

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	125,051
1,195	Philip Morris International, Inc.	197,581
		322,632
	TRANSPORTATION & LOGISTICS - 1.3%
134	CH Robinson Worldwide, Inc.	22,253
2,331	CSX Corporation	95,688
620	Delta Air Lines, Inc.	41,218
179	Expeditors International of Washington, Inc.	25,638
221	FedEx Corporation	78,716
89	JB Hunt Transport Services, Inc.	18,859
253	Norfolk Southern Corporation	72,611
188	Old Dominion Freight Line, Inc.	36,735
449	Union Pacific Corporation	108,937
244	United Airlines Holdings, Inc.(a)	22,465
706	United Parcel Service, Inc., Class B	69,456
		592,576
	TRANSPORTATION EQUIPMENT - 0.4%
149	Cummins, Inc.	80,165
534	PACCAR, Inc.	61,677
178	Westinghouse Air Brake Technologies Corporation	44,484
		186,326
	WHOLESALE - CONSUMER STAPLES - 0.1%
363	Archer-Daniels-Midland Company	26,386
526	Sysco Corporation	37,520
		63,906

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1%
704	Copart, Inc.(a)	$23,373
39	Pool Corporation	7,892
		31,264

	TOTAL COMMON STOCKS (Cost $17,048,753)	42,761,525

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
194,062	First American Government Obligations Fund, Class X, 3.57% (Cost $194,062)(c)	194,062

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 2.4%
	PUT OPTIONS PURCHASED - 2.4%
64	S&P 500 INDEX	CST	04/17/2026	$6,635	$42,464,000	$1,080,640
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,058,566)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,058,566)					1,080,640

	TOTAL INVESTMENTS - 98.2% (Cost $18,301,381)					$44,036,227
	CALL OPTIONS WRITTEN - (0.4)% (Premiums received - $475,467)					(160,000)
	PUT OPTIONS WRITTEN - (1.3)% (Premiums received - $671,564)					(597,760)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%					1,590,550
	NET ASSETS - 100.0%					$44,869,017

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (1.7)%
	CALL OPTIONS WRITTEN - (0.4)%
64	S&P 500 INDEX	Clear Street	04/17/2026	$6,755	$42,232,000	$160,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $475,467)

	PUT OPTIONS WRITTEN - (1.3)%
64	S&P 500 INDEX	Clear Street	04/17/2026	$6,455	$41,312,000	$597,760
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $671,564)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,147,031)					$757,760

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investment securities:
At cost	$18,301,381
At fair value	44,036,227
Segregated cash at broker	1,731,186
Dividends and Interest receivable	21,236
Prepaid expenses and other assets	21,012
TOTAL ASSETS	45,809,661

LIABILITIES
Investment advisory fees payable, net	139,669
Options written, at fair value (proceeds $1,147,031)	757,760
Fees payable to other affiliates	42,583
Accrued expenses and other liabilities	632
TOTAL LIABILITIES	940,644
NET ASSETS	$44,869,017

Composition of Net Assets:
Paid in capital	$20,225,578
Accumulated earnings	24,643,439
NET ASSETS	$44,869,017

Net Asset Value Per Share:
Class I Shares:
Net Assets	$44,869,017
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,556,974
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.55

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Dividends	$220,760
Interest	12,486
Less: Foreign withholding taxes	222
TOTAL INVESTMENT INCOME	233,468

EXPENSES
Advisory fees	278,841
Administrative services fees	52,218
Accounting services fees	16,628
Transfer agent fees	15,909
Compliance officer fees	15,515
Trustees fees and expenses	11,894
Audit fees	11,136
Legal fees	11,063
Registration fees	4,507
Printing and postage expenses	4,393
Custodian fees	4,356
Insurance expense	1,039
Third party administrative service fees	90
Other expenses	1,585
TOTAL EXPENSES	429,174

NET INVESTMENT LOSS	(195,706)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	901,258
Securities sold short	(640,109)
Options contracts purchased	283,503
Options contracts written	1,446,898
Net Realized Gain	1,991,550

Net change in unrealized appreciation (depreciation) on:
Investments	(843,434)
Options contracts purchased	22,074
Options contracts written	389,271
Net Change in Unrealized Depreciation	(432,089)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,559,461

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,363,755

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(195,706)	$(421,387)
Net realized gain on investments, securities sold short, and options	1,991,550	677,121
Net change in unrealized appreciation (depreciation) on investments and options	(432,089)	3,615,148
Net increase in net assets resulting from operations	1,363,755	3,870,882

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	632,916	1,263,612
Payments for shares redeemed:
Class I	(845,361)	(3,344,274)
Net decrease from shares of beneficial interest transactions	(212,445)	(2,080,662)

NET INCREASE IN NET ASSETS	1,151,310	1,790,220

NET ASSETS
Beginning of Period	43,717,707	41,927,487
End of Period	$44,869,017	$43,717,707

SHARE ACTIVITY

Class I:
Shares Sold	36,379	79,575
Shares Redeemed	(48,646)	(214,498)
Net decrease in shares of beneficial interest outstanding	(12,267)	(134,923)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2026		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021
	(Unaudited)

Net asset value, beginning of period	$17.02		$15.50	$11.91	$11.08	$11.82		$10.50

Income (loss) from investment operations:
Net investment loss (1)	(0.08)		(0.16)	(0.05)	(0.05)	(0.06)		(0.08)
Net realized and unrealized gain (loss) (2)	0.61		1.68	3.64	0.88	(0.68)		1.40
Total from investment operations	0.53		1.52	3.59	0.83	(0.74)		1.32

Net asset value, end of period	$17.55		$17.02	$15.50	$11.91	$11.08		$11.82

Total return (3)	3.11	% (9)	9.81%	30.14%	7.49%	(6.26	)% (8)	12.57	% (8)

Net assets, at end of period (000s)	$44,869		$43,718	$41,927	$34,697	$38,218		$37,378

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	1.91	% (10)	2.13%	1.92%	2.09%	1.91%		2.07%

Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	1.91	% (10)	2.13%	1.92%	2.09%	1.91%		2.15%

Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.87	)% (10)	(1.02)%	(0.38)%	(0.44)%	(0.47)%		(0.62)%

Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.87	)% (10)	(1.02)%	(0.38)%	(0.44)%	(0.47)%		(0.70)%

Portfolio Turnover Rate	158	% (9)	509%	449%	0%	0%		6%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2) Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the of share transactions during the year.

(3) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4) Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6) Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.91	% (10)	1.89%	1.92%	1.93%	1.82%		2.01%
Net expenses to average net assets	1.91	% (10)	1.89%	1.92%	1.93%	1.82%		2.09%

(7) Ratio does not include the expenses of other investment companies in which the Fund invests.

(8) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9) Not annualized.

(10) Annualized for periods less than one full year.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$42,761,525	$—	$—	$42,761,525
Purchased Options	1,080,640	—	—	1,080,640
Short-Term Investment	194,062	—	—	194,062
Total	$44,036,227	$—	$—	$44,036,227

Liabilities*
Options Written	$757,760	$—	$—	$757,760
Total	$757,760	$—	$—	$757,760

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 2 and Level 3 securities during the period. The were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

For the six months ended March 31, 2026 the Fund had gains from options contracts purchased of $283,503, which is included in the net realized gain from options contracts purchased in the Statement of Operations. For the six months ended March 31, 2026, the Fund had gains from options contracts written of $1,446,898, which is included in the net realized gain from options contracts written in the Statement of Operations. Net change in unrealized appreciation (depreciation) in the Statement of Operations includes $22,074 of net unrealized gains on options contracts purchased and $389,271 of net unrealized gains on options contracts written for the six months ended March 31, 2026.

The number of option contracts written and the premiums received by the Fund for the six months ended March 31, 2026, were as follows:

	Put Options			Call Options
	Number of	Premiums		Number of	Premiums
Written Options	Contracts	Received		Contracts	Received
Options outstanding, beginning of period	—	$—	#	—	$—
Options written	896	6,991,087		576	3,312,184
Options closed	(832)	(6,319,524)		(512)	(2,836,717)
Options outstanding, end of period	64	$671,563		64	$475,467

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favourable to the Fund, the benefits realized by the Fund as a result of such favourable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2026, the Fund’s written options had notional values of $42,232,000 for calls and $41,312,000 for puts.

The derivative instruments outstanding, as of March 31, 2026, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Segregated Cash at Broker – The Fund, as of March 31, 2026, has $1,731,186 due to the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not
Accounted for as Hedging		Location of Derivatives on	Fair Value of
Instruments under GAAP	Primary Risk Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at fair value	$(160,000)
Put options written	Equity Risk	Options written, at fair value	(597,760)
Total			$(757,760)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2026:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) from options purchased
Net realized gain (loss) from options written
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2026:

Realized gain (loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2026
Options purchased	$289,503	$289,503
Options written	1,446,898	1,446,898
	$1,736,401	$1,736,401

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2026
Options purchased	$22,074	$22,074
Options written	389,271	389,271
	$411,345	$411,345

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2026:

				Gross Amounts Not Offset in the Statement of
				Assets & Liabilities

		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Derivative Assets	Assets/Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Purchased Options	$1,080,640	$—	$1,080,640	$(757,760)	$—	$322,880

Derivative Liabilities
Written Options	$757,760	$—	$757,760	$(757,760)	$—	$—

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2023-2025 or expected to be taken in the Fund’s 2026 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $70,703,969 and $72,627,384, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

As of January 1, 2026, Persimmon Capital Management, LP. serves as the Fund’s investment advisor (the “Advisor”). The Advisor has engaged Hedgeye Asset Management LLC (“HAM”) and Tidal Investments LLC (“Tidal”) to serve as sub-advisors to the Fund. The Advisor allocates portions of the Fund’s portfolio to be managed by HAM and Tidal. Prior to Persimmon serving in this role, Dakota Wealth Management served as the Fund’s investment advisor.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. Any sub-advisory fees payable to HAM and Tidal under their respective sub-advisory agreements are paid by the Advisor from the advisory fee it receives. Any sub-advisory fees payable to Tidal under its sub-advisory agreement are paid by the Advisor and HAM. The Fund does not pay any sub-advisory fees to HAM or Tidal. For the six months ended March 31, 2026, the advisory fees incurred by the Fund totaled $278,841.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 29, 2027, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expense’s limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2026, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six months ended March 31, 2026, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2026, are as follows:

Cost for Federal Tax purposes	$17,142,115
Unrealized Appreciation	26,437,683
Unrealized Depreciation	(301,331)
Tax Net Unrealized Appreciation	$26,136,352

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended September 30, 2025 and September 30, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2026

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(307,960)	$(2,980,797)	$—	$26,568,441	$23,279,684

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $307,960.

At September 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$2,980,797	$—	$2,980,797	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2025 as follows:

Accumulated
Paid in Capital	Earnings
$(195,425)	$195,425

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, for the benefit of their customers, Pershing was the record owner of 70.52% of the Fund’s outstanding shares and Charles Schwab was the record owner of 29.48% of the Fund’s outstanding shares.

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Persimmon Long/Short Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

A special meeting of shareholders of the Persimmon Long/Short Fund was held on March 27, 2026 at 10:00 a.m. ET at the offices of Thompson Hine LLP, 41 S. High Street, Suite 1700, Columbus, OH 43215. The following proposal was approved by the Fund’s shareholders.

Proposal 1: To approve a new investment advisory agreement by and between the Trust and Persimmon Capital Management LP.

	Shares Voted	% Of Shares Voted	% Of Total Shares Outstanding
For	1,920,896	100%	74.97%
Against	0	0%	0%
Abstain	0	0%	0%

Proposal 2: To approve a new investment sub-advisory agreement by and between Persimmon Capital Management LP and Hedgeye Asset Management LLC.

	Shares Voted	% Of Shares Voted	% Of Total Shares Outstanding
For	1,920,896	100%	74.97%
Against	0	0%	0%
Abstain	0	0%	0%

Proposal 3: To approve a new investment sub-advisory agreement among Persimmon Capital Management LP, Hedgeye Asset Management LLC and Tidal Investments LLC.

	Shares Voted	% Of Shares Voted	% Of Total Shares Outstanding
For	1,920,896	100%	74.97%
Against	0	0%	0%
Abstain	0	0%	0%

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements

Approval of Advisory Agreement *

In connection with a meeting held on November 19, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Persimmon Capital Management LP (the “Adviser”) and the Trust, with respect to the Fund. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Adviser and the Advisory Agreement.

Persimmon Long/Short Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
September 30, 2025

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted that the Adviser was founded in 1998 and had approximately $349 million assets under management. The Board noted its familiarity with the portfolio manager that would be responsible for managing the Fund and recalled his experience and background. The Board discussed that the Fund’s investment objective and strategies would mainly remain unchanged except the hedge portion would be modified to use a dynamic option overlay. The Board discussed that PCM proposed to delegate the day-to-day management of the Fund to two sub-advisers, subject to the direction and oversight of the Adviser. The Board noted that the Adviser engaged a third-party consulting firm to assist with the development and implementation of its sub-adviser oversight process and to help with other compliance services. The Board stated that the Adviser would monitor compliance with the Fund’s investment limitations by reviewing and monitoring daily reports and pre- and post-trade exceptions. The Board remarked that the Adviser did not currently use artificial intelligence for advisory services but may implement artificial intelligence tools in the future. The Board noted that the Adviser reported no material regulatory, compliance, litigation, or cybersecurity concerns in the past 36 months. The Board concluded that it expected the Adviser would provide satisfactory service to the Fund and its shareholders.

Performance. The Board observed the Adviser did not manage any other with a similar strategy to the Fund, but noted that the portfolio manager had managed the Fund since its inception through July 2025 and that during that time, the Fund earned a three-star Morningstar rating. The Board recognized that the Fund underperformed its benchmark, peer group and Morningstar category over the 1-year period while outperforming its benchmark, peer group and Morningstar category over the 3-year and 5-year periods and outperforming its benchmark and peer group over the since inception period. The Board noted that the modified hedging strategy had the potential to capture more upside and reduce the negative effects of a market downturn. The Board determined that the Adviser could be expected to manage the Fund with acceptable performance.

Fees and Expenses. The Board remarked that while the proposed advisory fee and net expense ratio for the Fund were both higher than the averages and medians of its peer group and Morningstar category, the Adviser proposed no changes to the Fund’s current advisory fee or expense limitation. The Board determined that the Adviser’s advisory fee for the Fund would not be unreasonable.

Profitability. The Board reviewed the profitability analysis provided by the Adviser and noted that the Adviser anticipated realizing a reasonable profit during the first two years of the Advisory Agreement. The Board concluded that excessive profitability was not an issue for the Adviser.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale in connection with its providing investment advisory services to the Fund. The Board noted that the Adviser would consider breakpoints in the future given an increase in the Fund’s assets. The Board agreed that in light of the current asset size of the Fund, the lack of breakpoints was acceptable at the time.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the Adviser’s advisory fee charged to the Fund was not unreasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Persimmon Long/Short Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
September 30, 2025

*	Due to timing of the contract approvals, these deliberations may or may not relate to the current performance results of the Fund.

Approval of Sub-Advisory Agreement (Hedgeye Asset Management LLC)*

In connection with a meeting held on November 19, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Persimmon Capital Management LP (the “Adviser”) and Hedgeye Asset Management LLC (“HAM”), with respect to the Fund. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to HAM and the Sub-Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board observed that HAM was established in 2024 and had approximately $90 million in assets under management of which approximately $42 million were non-discretionary. The Board reviewed the background information of the key investment personnel that would be responsible for sub-advising the Fund, taking into consideration their education and financial industry experience. The Board discussed the investment services HAM would provide to the Fund, including portfolio management, security selection and position sizing based on proprietary models, research inputs and market conditions. The Board noted that investment decisions would be made utilizing a systematic, rules-based framework, driven by proprietary Risk Range® signals. The Board observed that HAM’s chief compliance officer would be responsible for reviewing all quantitative model development, design and dissemination process and methodology. The Board observed that HAM would review weekly internal exposure reports to ensure compliance with investment limitations. The Board noted that HAM would not use artificial intelligence to provide advisory services to the Fund. The Board acknowledged that HAM reported no material regulatory, compliance, litigation, or cybersecurity concerns since its formation in 2024. The Board concluded that it could expect HAM to provide quality services to the Fund and its shareholders.

Performance. The Board reviewed the performance of another strategy advised by HAM that was designed to track an index. The Board noted that HAM was able to track the index since inception. The Board concluded that HAM had the potential to provide favorable returns to the Fund and its shareholders.

Fees and Expenses. The Board observed that HAM’s proposed sub-advisory fee was 0.50% of the Fund’s average daily net assets. The Board noted that the proposed sub-advisory fee was below the fee provided by other accounts managed by HAM. The Board concluded that the proposed sub-advisory fees for the Fund were not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by HAM for the Fund and observed that HAM expected to earn a reasonable profit for the first two years of the Fund’s operations. The Board determined that excessive profitability was not an issue for HAM at this time.

Economies of Scale. The Board considered whether HAM would expect realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor-level

Persimmon Long/Short Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
September 30, 2025

issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board noted it would continue to revisit the issue as time progressed.

Conclusion. Having requested and reviewed such information from HAM as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that HAM’s sub-advisory fee charged to the Fund was not unreasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract approvals, these deliberations may or may not relate to the current performance results of the Fund.

Approval of Sub-Advisory Agreement – (Tidal Investments LLC)*

In connection with a meeting held on November 19, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Persimmon Capital Management LP, Hedgeye Asset Management LLC and Tidal Investments LLC (“Tidal”), with respect to the Fund. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to Tidal and the Sub-Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted that Tidal was established in 2012 and had approximately $49 billion assets under management. The Board reviewed the background information of the key investment professionals who would service the Fund and noted their education and experience in the investment management industry. The Board observed that Tidal would provide trade compliance services, compliance oversight and risk management services to the Fund. The Board discussed that Tidal would execute trades based on securities selected by the adviser and sub-adviser. The Board remarked that Tidal would utilize third-party systems and internal tools to facilitate trades and ensure alignment with the Fund’s strategy and regulatory requirements. The Board observed that Tidal would select broker-dealers on the basis of best execution, taking into consideration commissions, price, abilities to affect the transactions, facilities, reliability and financial responsibility. The Board observed that Tidal reported a material compliance issue in April 2025 and, separately, that the SEC had issued a deficiency letter to Tidal in September 2023, but noted that both addressed by Tidal. The Board remarked that the SEC and National Futures Association each commenced an examination of Tidal in March 2025 and April 2025, respectively, and that they were both ongoing, but there were no material litigation or cybersecurity issues in the past 36 months. The Board acknowledged that Tidal would not utilize artificial intelligence to provide services to the Fund. The Board concluded that it could expect Tidal to provide satisfactory services to the Fund and its shareholders.

Performance. The Board noted that Tidal would be providing trade execution services to the Fund only and that the performance history of other funds managed by Tidal was not relevant to its consideration.

Fees and Expenses. The Board observed that Tidal’s proposed sub-advisory fee of 0.05% of the Fund’s average daily net assets. The Board noted that Tidal did not provide similar services to any other accounts with

Persimmon Long/Short Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
September 30, 2025

comparable investment objectives and strategies to the Fund. The Board concluded that Tidal’s proposed sub-advisory fee for the Fund was not unreasonable.

Profitability. The Board discussed the profitability analysis provided by Tidal and noted that it anticipated realizing a modest profit in connection with sub-advising the Fund during the first and second year of the Sub-Advisory Agreement. The Board concluded that those projected profits were not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of the Fund. The Board agreed that this was primarily an adviser-level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that it would continue to revisit the issue as time progressed.

Conclusion. Having requested and reviewed such information from Tidal as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that Tidal’s sub-advisory fee charged to the Fund was not unreasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract approvals, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (1) by calling 1-855-233-8300, (2) on the Fund’s website at http://www.persimmonfunds.com, or (3) by referring to the Securities and Exchange Commission’s website at http://sec.gov. calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/08/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/08/26

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	6/08/26